SHARE CAPITAL (Stock Option Plans) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2013 Israel 2003 Share Option Plan [Member]	Dec. 31, 2012 Israel 2003 Share Option Plan [Member]	Dec. 31, 2013 2007 Share Incentive Plan [Member]	Dec. 31, 2013 2007 Share Incentive Plan [Member]	Dec. 31, 2012 2007 Share Incentive Plan [Member]	Jan. 01, 2014 2007 Share Incentive Plan [Member]	Dec. 30, 2013 2007 Share Incentive Plan [Member]	Dec. 04, 2013 2007 Share Incentive Plan [Member]	Dec. 03, 2013 2007 Share Incentive Plan [Member]	Dec. 31, 2012 2007 Share Incentive Plan [Member] Minimum [Member]	Dec. 31, 2012 2007 Share Incentive Plan [Member] Maximum [Member]	Dec. 31, 2013 2007 Share Incentive Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant under the plan		235,294	2,529,412	2,529,412	1,705,882	2,764,707	2,529,412		1,823,530
Expiration date of options	Mar. 31, 2013			Jan. 31, 2017
Vesting period				4 years								7 years
Additional shares authorized under plan			235,295
Options, contractual term										7 years	10 years
Stock compensation					$ 1,503
The minimum number of shares that will be issued annually on the first day of each fiscal year if less then (i) two percent of the outstanding ordinary shares on the last day of the immediately preceding year, and (ii) an amount determined by the board of directors.								588,236